Consolidated Statement of Changes in Total Equity - USD ($) $ in Thousands	Total	Thousands of Shares of Common Stock Outstanding	Common Stock and Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non-controlling Interest	Thousands of Shares of Common Stock Outstanding
Beginning Balance (in shares) at Dec. 31, 2018		100,435,000
Beginning Balance at Dec. 31, 2018	$ 2,867,028		$ 1,045,659	$ (234,395)	$ (2,273)	$ 2,058,037
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) attributable to the shareholders of Teekay Corporation	(310,577)			(310,577)
Net Income (Loss) Attributable to Noncontrolling Interest	(161,591)					161,591
Net (loss) income	(148,986)
Other Comprehensive Income (Loss)	$ (58,607)				(19,860)	(38,747)
Dividends declared per share	$ 0.055
Dividends declared	$ (63,343)			(5,385)		(63,343)	$ (5,385)
Reinvested dividends (in shares)		1,000
Reinvested dividends	$ 2		2
Employee stock compensation and other (in shares) (note 12)	0	348,000
Employee stock compensation and other (note 12)	$ 6,623		6,623
Changes to non-controlling interest from equity contributions and other	(22,748)			(3,067)	0
Changes to non-controlling interest from equity contributions and other						(25,815)
Ending Balance (in shares) at Dec. 31, 2019		100,784,000
Ending Balance at Dec. 31, 2019	2,571,593		1,052,284	(546,684)	(23,737)	2,089,730
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) attributable to the shareholders of Teekay Corporation	(82,933)			(82,933)
Net Income (Loss) Attributable to Noncontrolling Interest	(173,915)					173,915
Net (loss) income	90,982
Other Comprehensive Income (Loss)	$ (49,616)				(15,807)	(33,809)
Dividends declared per share	$ 0
Dividends declared	$ (79,803)					(79,803)
Employee stock compensation and other (in shares) (note 12)	0	325,000
Employee stock compensation and other (note 12)	$ 5,035		5,035
Changes to non-controlling interest from equity contributions and other	$ (11,800)			(120,255)	9,339
Changes to non-controlling interest from equity contributions and other					(9,339)	(122,716)
Ending Balance (in shares) at Dec. 31, 2020	101,108,886	101,109,000
Ending Balance at Dec. 31, 2020	$ 2,471,291		1,057,319	(527,028)	(48,883)	1,989,883
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accumulated deficit	(527,028)
Net income (loss) attributable to the shareholders of Teekay Corporation	7,806			7,806
Net Income (Loss) Attributable to Noncontrolling Interest	11,174					(11,174)
Net (loss) income	(3,368)
Other Comprehensive Income (Loss)	$ 54,732				23,355	31,377
Dividends declared per share	$ 0
Dividends declared	$ (85,384)					(85,384)
Employee stock compensation and other (in shares) (note 12)	0	462,000
Employee stock compensation and other (note 12)	$ 2,817		2,817
Changes to non-controlling interest from equity contributions and other	$ (1,271)			(5,980)	(18)
Changes to non-controlling interest from equity contributions and other					18	(7,269)
Ending Balance (in shares) at Dec. 31, 2021	101,571,141	101,571,000
Ending Balance at Dec. 31, 2021	$ 2,432,483		$ 1,053,802	$ (513,242)	$ (25,510)	$ 1,917,433
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accumulated deficit	$ (513,242)